Note 4 - Federal Income Taxes (Details) - Deferred Tax Liabilities and Assets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax liabilities:
Policy acquisition costs	$ 3,452,732	$ 3,117,299
Net unrealized gain on available-for-sale securities	5,108,319	14,821,597
Due premiums	1,145,646	1,164,289
Other	889,576	904,492
Total deferred tax liabilities	10,596,273	20,007,677
Deferred tax assets:
Benefit reserves	3,540,549	3,167,947
Other policyholder funds	474,581	348,010
AMT credit carryforwards	501,101	543,033
Accrued pension liability	981,867	2,451,916
Other	493,284	307,293
Total deferred tax assets	5,991,382	6,818,199
Net deferred tax liabilities	$ 4,604,891	$ 13,189,478